Risk Management Policy - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022 kWh M D	Dec. 31, 2022 CLP ($) bbl BTU	Dec. 31, 2022 USD ($) bbl BTU	Dec. 31, 2021 CLP ($) bbl BTU	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent		$ 875,213,699,000		$ 309,975,140,000	$ 332,036,013,000	$ 235,684,500,000
VaR at confidence level, percentage		95.00%
Percentage of potential variations in fair value		5.00%
VaR amount		$ 602,754,498,000
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl		450	450	1,930
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		175.6
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU		2,700,000	2,700,000	9,100,000
Commodity Price Risk [Member] | Forward Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		18,900,000
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent		$ 875,213,699,000		$ 309,975,140,000
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit		333,551,000,000		$ 118,469,000,000
Interest rate risk [member] | LIBOR Rate
Disclosure Of Financial Risk Management [Line Items]
Exposure to Debt		462,164,400,000	$ 540
Amount By derivative instruments		$ 42,793,000,000	$ 50
Credit risk [member] | Trade Receivables [Member]
Disclosure Of Financial Risk Management [Line Items]
Subsidy Received from Customer | M	48
Customer with average monthly billing	15.00%
Absorbed By Company Percentage	50.00%
Number Of Monthly Installments With Distribution Rate In Pricing Process | M	49
Amount Unpaid in days | D	45
Credit risk [member] | Trade Receivables [Member] | Top of Range [Member]
Disclosure Of Financial Risk Management [Line Items]
Customer With Average Consumption | kWh	250